Note 20 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying Value at December 31, 201 8
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$79,980	0	79,980	0
Mortgage loan commitments	40	0	40	0
Total	$80,020	0	80,020	0

	Carrying Value at December 31, 2017
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$77,472	0	77,472	0
Mortgage loan commitments	28	0	28	0
Total	$77,500	0	77,500	0

Fair Value Measurements, Nonrecurring [Table Text Block]
	Carrying Value at December 31, 201 8
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 201 8 Total gains (losses)
Loans held for sale	$3,444	0	3,444	0	45
Mortgage servicing rights, net	1,855	0	1,855	0	0
Loans (1)	2,902	0	2,902	0	(97)
Real estate, net (2)	414	0	414	0	0
Total	$8,615	0	8,615	0	(52)

	Carrying Value at December 31, 2017
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2017 Total gains (losses)
Loans held for sale	$1,837	0	1,837	0	1
Mortgage servicing rights, net	1,724	0	1,724	0	0
Loans (1)	3,201	0	3,201	0	(413)
Real estate, net (2)	627	0	627	0	0
Total	$7,389	0	7,389	0	(412)